DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					3 Months Ended		9 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended							9 Months Ended		9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Sep. 30, 2012 Forward foreign currency contracts USD ($)	Dec. 31, 2011 Forward foreign currency contracts USD ($)	Dec. 31, 2010 Forward foreign currency contracts USD ($)	Jan. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2010 Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2011 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2010 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company USD ($)	Dec. 31, 2009 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Sep. 30, 2012 Twelve-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2009 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument	Sep. 30, 2012 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2011 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Dec. 31, 2010 Five-year interest rate contract entered in year 2009 Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Five-year interest rate contract entered in year 2009 Non Designated Hedge Instrument Arabian Amines Company Maximum USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract USD ($)	Dec. 31, 2011 Floating to fixed interest rate contract EUR (€)	Dec. 31, 2009 Floating to fixed interest rate contract	Sep. 30, 2012 Floating to fixed interest rate contract USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract EUR (€)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum USD ($)	Sep. 30, 2012 Floating to fixed interest rate contract Maximum EUR (€)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Sep. 30, 2012 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($) item	Dec. 31, 2011 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€) item	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Mar. 15, 2015 Cross Currency Interest Rate Contract Designated as Hedging Instrument EUR (€)	Dec. 31, 2010 Cross Currency Interest Rate Contract Designated as Hedging Instrument USD ($)	Sep. 30, 2012 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Dec. 31, 2011 Forward interest rate contract beginning in December, 2014 and January, 2015 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in December, 2014	Sep. 01, 2011 Forward interest rate contract beginning in December, 2014 USD ($)	Sep. 30, 2011 Forward interest rate contract beginning in January, 2015	Sep. 01, 2011 Forward interest rate contract beginning in January, 2015 USD ($)
Derivative Instruments and Hedging Activities
Notional Amounts								$ 199	$ 263	$ 183		$ 50	$ 50		$ 36	$ 38						$ 50	$ 50																								$ 50		$ 50
Hedging period of interest rate contract											5 years			5 years				12 years			5 years
Fixed percentage to be paid under the hedge												2.80%	2.80%		5.02%	5.02%						2.60%	2.60%					3.62%																		2.50%		2.50%
Variable rate basis												one-month LIBOR	one-month LIBOR rate		LIBOR							one-month LIBOR	one-month LIBOR rate					EURIBOR																		one-month LIBOR		one-month LIBOR
Fair value of the hedge												3	3	2	6	6	5					3	3	2																				4	1
Strike price (as a percent)																												3.62%
Notional amount of hedge																										66	51		61	47
Fair value of interest rate derivative not designated as hedging instrument recorded in other noncurrent liabilities																										(3)	(3)		3	2
Interest income (expense) due to changes in the fair value of the swap																(1)	1		1	1					1	(2)	(2)				1	1	1	1
Maximum maturity period of spot or forward exchange rate contracts								1 year	3 months
Stated rate of interest (as a percent)																																					8.625%	8.625%	8.625%	8.625%
Number of counterparties																																					3	3	3	3
Amount paid to counterparties																																			350
Amount received from counterparties																																				255
Amount payable to counterparties on maturity of derivative contract																																										255
Amount receivable from counterparties on maturity of derivative contract																																									350
U.S. dollar interest payments to be received on March 15 and September 15 of each year																																					15			11
Equivalent annual rate of interest receivable (as a percent)																																					8.625%	8.625%	8.625%	8.625%
U.S. dollar interest payments to be made on March 15 and September 15 of each year																																						11	15
Equivalent annual rate of interest payable (as a percent)																																					8.41%	8.41%	8.41%	8.41%
Fair value of the swap																																					29		27				19
Euro-denominated debt and cross currency interest rate swap as a hedge of net investments	327	327	412			255	319
Amount of loss recognized on the hedge of net investments	6	1	(5)	(34)	5
Net euro assets	$ 1,558	$ 1,558	$ 1,503			€ 1,211	€ 1,162